Property and Equipment, Net - Summary of Depreciation Expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 10,003,655	¥ 4,291,284	¥ 330,238
Cost of Revenues
Property, Plant and Equipment [Line Items]
Depreciation expense	3,182,644	156,725	95,948
Research and Development Expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	5,075,929	3,238,987	21,850
Sales and Marketing Expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	959,610	417,934	92,642
General and Administrative Expenses
Property, Plant and Equipment [Line Items]
Depreciation expense	¥ 785,472	¥ 477,638	¥ 119,798